PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment Measured at Fair Value (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 100,009,000,000				$ 89,264,000,000
Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	32,167,000,000				23,772,000,000
Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	45,206,000,000				41,595,000,000
Renewable Power | North America
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 28,044,000,000				25,617,000,000
Renewable Power | North America | Later Than One Year And Not Later Than Eleven Years
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	43.00%	43.00%	43.00%	43.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)	$ 96
Estimates of Future Electricity Prices (weighted average)	$ 65
Renewable Power | North America | Later Than Eleven Years And Not Later Than Twenty Years
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	13.00%	13.00%	13.00%	13.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)	$ 90
Estimates of Future Electricity Prices (weighted average)	117
Renewable Power | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 3,005,000,000				3,575,000,000
Renewable Power | Brazil | Later Than One Year And Not Later Than Eleven Years
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	70.00%	70.00%	70.00%	70.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | R$		R$ 306
Estimates of Future Electricity Prices (weighted average) | R$		R$ 245
Renewable Power | Brazil | Later Than Eleven Years And Not Later Than Twenty Years
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	30.00%	30.00%	30.00%	30.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | R$		R$ 396
Estimates of Future Electricity Prices (weighted average) | R$		R$ 328
Renewable Power | Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 8,150,000,000				7,353,000,000
Renewable Power | Colombia | Later Than One Year And Not Later Than Eleven Years
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	27.00%	27.00%	27.00%	27.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)			$ 220,000
Estimates of Future Electricity Prices (weighted average)			$ 265,000
Renewable Power | Colombia | Later Than Eleven Years And Not Later Than Twenty Years
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	0.00%	0.00%	0.00%	0.00%
Estimates of Future Electricity Prices (weighted average)			$ 384,000
Renewable Power | Europe
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 4,912,000,000				$ 3,770,000,000
Renewable Power | Europe | Later Than One Year And Not Later Than Eleven Years
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	87.00%	87.00%	87.00%	87.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | €				€ 167
Estimates of Future Electricity Prices (weighted average) | €				€ 68
Renewable Power | Europe | Later Than Eleven Years And Not Later Than Twenty Years
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	56.00%	56.00%	56.00%	56.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | €				€ 255
Estimates of Future Electricity Prices (weighted average) | €				€ 54